Loans and Borrowings - Additional Information (Details) € in Millions, $ in Millions				3 Months Ended	9 Months Ended
	May 28, 2024 EUR (€)	Oct. 13, 2023 EUR (€)	Oct. 13, 2023 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	May 28, 2024 USD ($)
Birkenstock Limited Partner S.a.r.l
Disclosure of detailed information about borrowings [line items]
Loan of credit facility	€ 375.0
Effective date of the transaction	Aug. 02, 2024
USD | Minimum | Birkenstock Limited Partner S.a.r.l
Disclosure of detailed information about borrowings [line items]
Interest rate	1.90%						1.90%
USD | Maximum | Birkenstock Limited Partner S.a.r.l
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%						2.90%
EUR | Minimum | Birkenstock Limited Partner S.a.r.l
Disclosure of detailed information about borrowings [line items]
Interest rate	1.60%						1.60%
EUR | Maximum | Birkenstock Limited Partner S.a.r.l
Disclosure of detailed information about borrowings [line items]
Interest rate	2.60%						2.60%
Ordinary Shares
Disclosure of detailed information about borrowings [line items]
Early repayment of borrowings		€ 100.0			€ 100.0
USD Term Loan
Disclosure of detailed information about borrowings [line items]
Redemption payment | $						$ 450.0
USD Term Loan | USD | Birkenstock Limited Partner S.a.r.l
Disclosure of detailed information about borrowings [line items]
Loan of credit facility | $							$ 280.0
USD Term Loan | Ordinary Shares
Disclosure of detailed information about borrowings [line items]
Early repayment of borrowings | $			$ 450.0
Revolving Credit Facility | EUR | Birkenstock Limited Partner S.a.r.l
Disclosure of detailed information about borrowings [line items]
Loan of credit facility	€ 225.0
Asset-based Lending Facility | USD Term Loan | Birkenstock Limited Partner S.a.r.l
Disclosure of detailed information about borrowings [line items]
Maturity date	February 28, 2029
Amortized transaction cost				€ 17.3